Audit fees (Tables)	12 Months Ended
Dec. 31, 2022
Auditor fees [abstract]
Summary of audit and non-audit services

Fees of Group’s auditors
in EUR million	2022	2021	2020
Audit fees	27	27	25
Audit related fees			1
Total[1]	27	27	26
1 The Group’s auditors did not provide any non-audit services.